Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 3,224	$ 2,651
Items not requiring (providing) cash
Depreciation and amortization	934	960
Amortization of intangible assets	66	119
Provision for loan losses	553	888
Provision for losses on foreclosed real estate	60	98
Amortization of premiums and discounts on securities-net	1	3
Gain on sale of available-for-sale securities	(32)	(27)
Amortization of mortgage servicing rights	13	15
Deferred income taxes	(175)	120
Originations of loans held for sale	(2,370)	(1,530)
Proceeds from sale of loans held for sale	2,412	1,560
Net gains on sales of loans	(42)	(30)
Amortization of ESOP	196	191
Expense related to share based compensation plans	164	163
Loss (gain) on sale of real estate and other repossessed assets	12	(26)
Changes in
Bank-owned life insurance	(763)	(236)
Accrued interest receivable	26	193
Other assets	(864)	(937)
Interest payable and other liabilities	860	7
Net cash provided by operating activities	4,275	4,182
Investing Activities
Purchases of available-for-sale securities	(56,997)	(9,300)
Proceeds from maturities of available-for-sale securities	41,331	16,677
Proceeds from maturities of held-to-maturity securities	450	505
Proceeds from sale of available-for-sale securities	355	562
Net change in loans	(14,382)	(7,343)
Mandatory redemption of Federal Home Loan Bank stock	0	600
Purchases of premises and equipment	(1,310)	(309)
Proceeds from sales of foreclosed assets	710	730
Net cash (used in) provided by investing activities	(29,843)	2,122
Financing Activities
Net increase (decrease) in deposits	941	12,040
Repayments of Federal home Loan Bank advances	(189)	(272)
Net change in short term borrowings	593	(648)
Cash dividends paid	(2,259)	(1,773)
Treasury stock -net	19	39
Net cash (used in) provided by financing activities	(895)	9,386
(Decrease) increase in Cash and Cash Equivalents	(26,463)	15,690
Cash and Cash Equivalents, Beginning of Year	39,164	23,474
Cash and Cash Equivalents, End of Year	12,701	39,164
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	2,271	2,476
Federal income taxes paid	1,180	1,280
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	0	261
Vesting of restricted stock	39	203
Unrealized (losses) gain on securities designated as available for sale, net of related tax effects	$ (32)	$ 476